Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Operating lease committments	$ 1,994,122
Within one year [Member]
Statement Line Items [Line Items]
Operating lease committments	636,600
More than one year to three years [Member]
Statement Line Items [Line Items]
Operating lease committments	1,077,509
More than three years to five years [Member]
Statement Line Items [Line Items]
Operating lease committments	280,013
More than five years [Member]
Statement Line Items [Line Items]
Operating lease committments